Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Net Loss Per Share
Earnings (Loss) Per Share

14. Net Loss Per Share

        The Company's Series A Preferred Stock has the nonforfeitable right to participate on an as converted basis at the conversion rate then in effect in any common stock dividends declared and as such, is considered a participating security. The Company's nonvested stock awards, which are granted as part of the 2012 LTIP, contain nonforfeitable rights to dividends and as such, are considered to be participating securities and, together with the Series A Preferred Stock, are included in the computation of basic and diluted loss per share, pursuant to the two-class method. In the calculation of basic loss per share attributable to common shareholders, participating securities are allocated earnings based on actual dividend distributions received plus a proportionate share of undistributed net income attributable to common shareholders, if any, after recognizing distributed earnings. The Company's participating securities do not participate in undistributed net losses because they are not contractually obligated to do so.

        The computation of diluted earnings per share attributable to common shareholders reflects the potential dilution that could occur if securities or other contracts to issue common shares that are dilutive were exercised or converted into common shares (or resulted in the issuance of common shares) and would then share in the earnings of the Company. During the periods in which the Company records a loss from continuing operations attributable to common shareholders, securities would not be dilutive to net loss per share and conversion into common shares is assumed to not occur. Diluted net income per share attributable to common shareholders is calculated under both the two-class method and the treasury stock method; the more dilutive of the two calculations is presented below.

        The following table (in thousands, except per share amounts) provides a reconciliation of net loss to preferred shareholders, common shareholders, and non-vested restricted shareholders for purposes of computing net loss per share for the three and six months ended June 30, 2015 and 2014, respectively:

	Three Months Ended June 30,		Six Months Ended June 30
	2015	2014	2015	2014
Net loss	$(598,437)	$(2,098)	$(791,989)	$(85,743)
Preferred Dividend(1)	(669)	(4,806)	(800)	(7,426)

Net loss attributable to shareholders	(599,106)	(6,904)	(792,789)	(93,169)
Participating securities—Series A Preferred Stock(2)	—	—	—	—
Participating securities—Non-vested Restricted Stock(2)	—	—	—	—

Net loss attributable to common shareholders	$(599,106)	$(6,904)	$(792,789)	$(93,169)

Weighted average shares outstanding	6,774	6,645	6,750	6,622

Net loss per share	$(88.44)	$(1.04)	$(117.45)	$(14.07)

(1)
Calculation of the preferred stock dividend is discussed in "—Note 11. Preferred Stock"

(2)
As these shares are participating securities that participate in earnings, but are not required to participate in losses, this calculation demonstrates that there is not an allocation of the loss to the non-vested restricted stockholders.

        The aggregate number of common shares outstanding at June 30, 2015 was 7,257,007 of which 377,556 were non-vested restricted shares. The aggregate number of shares of Series A Preferred Stock outstanding at June 30, 2015 was 325,000, each with a liquidation preference of $1,241 representing on an as-converted basis approximately 3,666,549 common shares based upon a conversion price of $110.00 per share, which have been excluded from the weighted average shares outstanding for EPS purposes for the three and six months ended June 30, 2015 due to their anti-dilutive effect.

13. Earnings (Loss) Per Share

        The Company's Series A Preferred Stock issued in connection with the Eagle Property Acquisition has the nonforfeitable right to participate on an as converted basis at the conversion rate then in effect in any common stock dividends declared and as such, is considered a participating security. The Company's nonvested stock awards, which are granted as part of the 2012 LTIP, contain nonforfeitable rights to dividends and as such, are considered to be participating securities and, together with the Series A Preferred Stock, are included in the computation of basic and diluted earnings (loss) per share, pursuant to the two-class method. In the calculation of basic earnings (loss) per share attributable to common shareholders, participating securities are allocated earnings based on actual dividend distributions received plus a proportionate share of undistributed net income attributable to common shareholders, if any, after recognizing distributed earnings. The Company's participating securities do not participate in undistributed net losses because they are not contractually obligated to do so. The computation of diluted earnings per share attributable to common shareholders reflects the potential dilution that could occur if securities or other contracts to issue common shares that are dilutive were exercised or converted into common shares (or resulted in the issuance of common shares) and would then share in the earnings of the Company. During the periods in which the Company records a loss from continuing operations attributable to common shareholders, securities would not be dilutive to net loss per share and conversion into common shares is assumed to not occur. Diluted net income per share attributable to common shareholders is calculated under both the two-class method and the treasury stock method; the more dilutive of the two calculations is presented below.

        The following table (in thousands, except per share amounts) provides a reconciliation of net income (loss) to preferred shareholders, common shareholders, and participating securities for purposes of computing net income (loss) per share:

	At December 31,
	2014	2013	2012
	(in thousands)
Net income (loss)	$116,929	$(343,985)	$(150,097)
Preferred Dividend(1)	(10,378)	(15,589)	(6,500)

Net income (loss) attributable to shareholders	$106,551	$(359,574)	$(156,597)
Participating securities—Series A Preferred Stock	(35,696)	—	—
Participating securities—Non-vested Restricted Stock	(3,584)	—	—

Net income (loss) attributable to common shareholders	$67,271	$(359,574)	$(156,597)
Weighted average shares outstanding	6,644	6,576	5,997
Basic and diluted net income (loss) per share	$10.13	$(54.70)	$(26.11)
(1)
Calculation of the preferred stock dividend is discussed in Note 10.

(2)
As these shares are participating securities that participate in earnings, but are not required to participate in losses, this calculation demonstrates that there is not an allocation of the loss to the non-vested restricted stockholders.